Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory [Line Items]
Finished goods	¥ 759,099	¥ 726,034
Work in process	69,731	53,035
Raw materials	474,065	436,352
Total	¥ 1,302,895	¥ 1,215,421